Other Non Current Liabilities - Components of net Periodic Pension Cost (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Liabilities, Noncurrent [Abstract]
Expected return on plan assets	$ (356)	$ (395)	$ (378)
Service cost	1,445	2,021	4,121
Interest Cost	329	334	280
Amortization of actuarial loss	116	47	168
Settlement	0	1	(539)
Net periodic pension cost	$ 1,534	$ 2,008	$ 3,652